Aug. 13, 2018
Blue Current Global Dividend Fund

August 13, 2018

ULTIMUS MANAGERS TRUST

Blue Current Global Dividend Fund

Supplement to the Prospectus and Statement of Additional Information,

each dated December 29, 2017

Investment Adviser Change in Control

On August 1, 2018, all of the assets of Edge Advisors, LLC (“Edge Advisors”) the prior investment adviser to the Blue Current Global Dividend Fund (the “Fund”), were acquired by Edge Capital Group, LLC (“Edge Capital”), a wholly-owned subsidiary of Focus Operating, LLC, which in turn is wholly-owned by Focus Financial Partners, LLC (“Focus”). Focus is controlled by its managing member, Focus Financial Partners Inc., a publicly traded company listed on the NASDAQ Global Select exchange under the symbol FOCS (the “Acquisition”). Edge Capital began operations on August 1, 2018 with the closing of the Acquisition, and is registered with the Securities and Exchange Commission. Edge Capital is the successor-in-interest to Edge Advisors and serves as the investment adviser to the Fund. Focus invests in a variety of investment advisory firms, but does not engage in the direct management or operation of those advisory affiliates. Edge Capital does not expect any interruption of the Fund’s daily business as a result of the closing of the Acquisition. The portfolio management team under Edge Advisors, and now under Edge Capital, has remained intact and in place and is expected to continue to manage the Fund using the same investment objective and strategies that have been employed for years by Edge Advisors.

Interim Investment Advisory Agreement and Interim Expense Limitation Agreement

The Fund’s investment advisory agreement with Edge Advisors in effect prior to August 1, 2018 (the “Prior Advisory Agreement”) provided for its automatic termination in the event of its assignment. As a result, the completion of the Acquisition resulted in the termination of the Prior Advisory Agreement. At a meeting held on July 23-24, 2018 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory agreement with Edge Capital for the Fund (the “Interim Advisory Agreement”).

Under the Interim Advisory Agreement, which became effective on August 1, 2018, Edge Capital provides the same advisory services to the Fund on the same terms provided under the Prior Advisory Agreement. There are no changes to the advisory fees (other than with respect to the provision which provides that the compensation earned under the Interim Advisory Agreement will be held in an interest-bearing escrow account as required by Rule 15a-4 under the Investment Company Act of 1940, as amended), investment objectives, or principal investment strategies of the Fund or composition of the Fund’s portfolio management team.

At the Meeting, the Board also approved a new investment advisory agreement (the “Proposed New Advisory Agreement”) between the Fund and Edge Capital, which will be submitted to the shareholders of the Fund for their approval at a shareholders meeting called for that purpose. A proxy statement, along with notice of the shareholder meeting and a proxy ballot with more information regarding the Acquisition and the Proposed New Advisory Agreement, will be mailed to shareholders of the Fund in or around September 2018. The shareholder meeting is anticipated to take place in October 2018. The Interim Advisory Agreement will terminate upon the earlier of (i) December 29, 2018 or (ii) the date of approval of the Proposed New Advisory Agreement by the shareholders of the Fund.

In addition, at the Meeting, the Board also approved an interim expense limitation agreement (the “Interim Expense Limitation Agreement”), and a new expense limitation agreement (the “New Expense Limitation Agreement”) between the Trust, on behalf of the Fund, and Edge Capital, because the prior expense limitation agreement for the Fund (the “Prior Expense Limitation Agreement”) terminated with the termination of the Prior Advisory Agreement, and the Interim Expense Limitation Agreement will terminate with the termination of the Interim Advisory Agreement. The terms of the Interim Expense Limitation Agreement and the New Expense Limitation Agreement are substantially similar to those of the Prior Expense Limitation Agreement. The Interim Expense Limitation Agreement became effective on August 1, 2018, and the New Expense Limitation Agreement will be entered into upon shareholder approval of the New Advisory Agreement.

In connection with the Acquisition, the changes described below to the Fund’s Prospectus and Statement of Additional Information (the “SAI”) are effective immediately.

Changes to the Prospectus and SAI

Replace all references to “Edge Advisors, LLC” in the Prospectus and SAI with “Edge Capital Group, LLC.”

The following updates the first paragraph, in its entirety, under the section “Fund Management – The Investment Adviser”, on page 17 of the Prospectus:

Edge Capital Group, LLC (the “Adviser”), with a principal address of 1380 West Paces Ferry Rd., Suite 1000, Atlanta, GA 30327, serves as the investment adviser to the Fund. The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser was founded in 2018, as the successor-in-interest to the Fund’s previous investment adviser, Edge Advisors, LLC, and also provides investment advisory services to high net worth individuals and institutions, such as corporations, defined benefit plans (both private and governmental), profit sharing plans, endowments and charitable foundations, and other investment pools.

The following updates the first two paragraphs, in their entirety, under the section “Fund Management – Portfolio Manager”, on page 18 of the Prospectus:

Henry M. Jones is a Co-Portfolio Manager of the Fund and has managed the portfolio since its inception in September 2014. Mr. Jones is Managing Partner at the Adviser. Previously, he was the Managing Partner of Edge Advisors, LLC, the previous adviser to the Fund, since 2012 and co-founded Edge Advisors, LLC in 2006. Prior to co-founding Edge Advisor’s, LLC, Mr. Jones was a Director at Credit Suisse. He also served as portfolio manager for an equity fund and was an analyst for the Excelsior Value & Restructuring Fund. Mr. Jones earned a Bachelor of Arts in History and Economics with distinction (Omicron Delta Epsilon) from Hampden-Sydney College and a Master of Business Administration from the University of North Carolina Kenan-Flagler School of Business.

Dennis Sabo, CFA, is a Co-Portfolio Manager of the Fund and has managed the portfolio since its inception in September 2014. Mr. Sabo is a Partner at the Adviser. Previously, he was a Partner of Edge Advisors, LLC, since 2017 and has co-managed equity strategies since 2010. Mr. Sabo is a member of the Adviser’s Advisory Committee and Strategy Team, where he is responsible for equity investments and asset allocation recommendations. Prior to joining Edge Advisors, LLC, Mr. Sabo was an equity analyst at Jodocus Capital, a long/short hedge fund where he was a sector generalist. Prior to Jodocus, Mr. Sabo was an equity analyst at Credit Suisse where he was a member of the Global Media team. Mr. Sabo was also an associate at Suntrust Robinson Humphrey and covered the consumer technology sector. Prior to his career in investment management, Mr. Sabo worked in telecommunications engineering for six years. Mr. Sabo earned a Bachelor of Science Electrical Engineering from the University of Miami and a Master of Business Administration from the University of Georgia, where he concentrated on finance and investments.

The following updates the first two paragraphs, in their entirety, under section “Investment Adviser”, on page 21 of the SAI:

Edge Capital Group, LLC, located at 1380 West Paces Ferry Road, Suite 1000, Atlanta, Georgia 30327, serves as the investment adviser to the Fund pursuant to an Interim Investment Advisory Agreement dated August 1, 2018 (the “Interim Investment Advisory Agreement”). The Adviser was organized in 2018 and also provides investment advisory services to high net worth individuals and institutions, such as corporations, defined benefit plans (both private and governmental), profit sharing plans, endowments, and charitable foundations. The Adviser is wholly-owned by Focus Operating, LLC, which in turn is wholly-owned by Focus Financial Partners, LLC. Focus Financial Partners, LLC is controlled by its managing member, Focus Financial Partners Inc., a publicly traded company listed on the NASDAQ Global Select exchange under the symbol FOCS.

The Interim Advisory Agreement will terminate upon the earlier of (i) December 29, 2018 or (ii) the date of approval of a proposed new Advisory Agreement by the shareholders of the Fund. The Interim Investment Advisory Agreement is terminable without penalty on 10 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Adviser may, at any time and without any penalty, terminate the Interim Investment Advisory Agreement upon 60 days’ written notice to the Trust and the Fund.

There are no changes to the Fund’s investment goal, investment strategies or principal risks as a result of the Acquisition described herein. Henry Jones and Dennis Sabo continue to serve as the Fund’s portfolio managers and all investment advisory services continue to be performed from the Adviser’s Atlanta, Georgia location.

For more information, or to obtain a copy of the Fund’s Prospectus or SAI free of charge, please contact the Fund at 1-800-514-3583.

Investors should retain this supplement for future reference.